UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SPO Advisory Corp.
Address:   591 Redwood Highway, Suite 3215
           Mill Valley, CA  94941

Form 13F File Number:   28-4164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kim M. Silva
Title:     Chief Financial Officer
Phone:     (415) 383-6600

Signature, Place, and Date of Signing:

 /s/ Kim M. Silva             Mill Valley, California             2/14/12
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  32
Form 13F Information Table Value Total:  $8,027,023
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.             Form 13F File Number               Name
------------------ ----------------------------  -------------------------------
       1                    28-10289             SPO Partners II, L.P.
       2                    28-10787             San Francisco Partners, L.P.

                                                     Form 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                      TITLE                                                                                ------------------------
                        OF                VALUE      SHRS OR     SH/    PUT/     INVESTMENT      OTHER
   NAME OF ISSUER     CLASS     CUSIP    (x$1000)    PRN AMT     PRN    CALL     DISCRETION     MANAGERS     SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVENT SOFTWARE INC  COM      007974108      351,339  14,422,800   SH            DEFINED        1          14,422,800
------------------------------------------------------------------------------------------------------------------------------------
ADVENT SOFTWARE INC  COM      007974108       31,410   1,289,400   SH            DEFINED        2           1,289,400
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP         COM      131347304    1,401,152  85,802,312   SH            DEFINED        1          85,802,312
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP         COM      131347304       53,572   3,280,596   SH            DEFINED        2           3,280,596
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL
CORP                 COM      228227104    1,143,996  25,535,620   SH            DEFINED        1          25,535,620
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL
CORP                 COM      228227104       49,468   1,104,200   SH            DEFINED        2           1,104,200
------------------------------------------------------------------------------------------------------------------------------------
LAMAR ADVERTISING CO CL A     512815101      492,332  17,902,984   SH            DEFINED        1          17,902,984
------------------------------------------------------------------------------------------------------------------------------------
LAMAR ADVERTISING CO CL A     512815101       20,233     735,730   SH            DEFINED        2             735,730
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC   CL A     530555101      270,307   6,588,040   SH            DEFINED        1           6,588,040
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC   CL A     530555101       19,472     474,579   SH            DEFINED        2             474,579
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC.  CL C     530555309      954,962  24,164,029   SH            DEFINED        1          24,164,029
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GLOBAL INC   CL C     530555309       28,075     710,408   SH            DEFINED        2             710,408
------------------------------------------------------------------------------------------------------------------------------------
MARTIN MARIETTA
MATLS INC            COM      573284106      297,080   3,939,535   SH            DEFINED        1           3,939,535
------------------------------------------------------------------------------------------------------------------------------------
MARTIN MARIETTA
MATLS INC            COM      573284106       11,364     150,700   SH            DEFINED        2             150,700
------------------------------------------------------------------------------------------------------------------------------------
OASIS PETROLEUM
INC.                 COM      674215108      267,835   9,207,149   SH            DEFINED        1           9,207,149
------------------------------------------------------------------------------------------------------------------------------------
OASIS PETROLEUM
INC.                 COM      674215108       8,983      308,800   SH            DEFINED        2             308,800
------------------------------------------------------------------------------------------------------------------------------------
PETROQUEST ENERGY
INC                  COM      716748108      52,121    7,897,100   SH            DEFINED        1           7,897,100
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                VOTING AUTHORITY
                      TITLE                                                                                ------------------------
                        OF                VALUE      SHRS OR     SH/    PUT/     INVESTMENT      OTHER
   NAME OF ISSUER     CLASS     CUSIP    (x$1000)    PRN AMT     PRN    CALL     DISCRETION     MANAGERS     SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
PETROQUEST ENERGY
INC                  COM      716748108        1,984     300,600   SH            DEFINED        2             300,600
------------------------------------------------------------------------------------------------------------------------------------
PIONEER NAT RES CO   COM      723787107      911,020  10,181,264   SH            DEFINED        1          10,181,264
------------------------------------------------------------------------------------------------------------------------------------
PIONEER NAT RES CO   COM      723787107       29,291     327,350   SH            DEFINED        2             327,350
------------------------------------------------------------------------------------------------------------------------------------
QUICKSILVER
RESOURCES INC        COM      74837R104      156,419  23,311,254   SH            DEFINED        1          23,311,254
------------------------------------------------------------------------------------------------------------------------------------
QUICKSILVER
RESOURCES INC        COM      74837R104       11,232   1,673,900   SH            DEFINED        2           1,673,900
------------------------------------------------------------------------------------------------------------------------------------
SBA COMMUNICATIONS
CORP                 CL A     78388J106      159,579   3,714,605   SH            DEFINED        1           3,714,605
------------------------------------------------------------------------------------------------------------------------------------
SBA COMMUNICATIONS
CORP                 CL A     78388J106           52       1,200   SH            DEFINED        2               1,200
------------------------------------------------------------------------------------------------------------------------------------
THE CHARLES SCHWAB
CORP.                COM      808513105      418,786  37,192,387   SH            DEFINED        1          37,192,387
------------------------------------------------------------------------------------------------------------------------------------
THE CHARLES SCHWAB
CORP.                COM      808513105       17,445   1,549,300   SH            DEFINED        2           1,549,300
------------------------------------------------------------------------------------------------------------------------------------
VISA, INC.           COM      92826C839      718,909   7,080,754   SH            DEFINED        1           7,080,754
------------------------------------------------------------------------------------------------------------------------------------
VISA, INC.           COM      92826C839       29,728     292,800   SH            DEFINED        2             292,800
------------------------------------------------------------------------------------------------------------------------------------
RESOLUTE ENERGY CORP COM      76116A108      102,745   9,513,410   SH            DEFINED        1           9,513,410
------------------------------------------------------------------------------------------------------------------------------------
RESOLUTE ENERGY CORP COM      76116A108        3,541     327,900   SH            DEFINED        2             327,900
------------------------------------------------------------------------------------------------------------------------------------
RESOLUTE ENERGY CORP WARRANTS 76116A116       12,173   8,169,525   SH            DEFINED        1           8,169,525
------------------------------------------------------------------------------------------------------------------------------------
RESOLUTE ENERGY CORP WARRANTS 76116A116          417     279,753   SH            DEFINED        2             279,753
------------------------------------------------------------------------------------------------------------------------------------